Stock-Based Compensation - Narrative (Details)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) day installment share_type $ / shares shares	Jun. 30, 2023 USD ($) share_type installment $ / shares shares	Mar. 31, 2023 USD ($) scheme	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($) share_type installment $ / shares shares	Jun. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) day installment share_type $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2023	Dec. 31, 2022 USD ($) scheme $ / shares shares	Dec. 31, 2021 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share based stock schemes | scheme			5									5
Compensation expense			$ 764,000			$ 738,000						$ 2,527,000	$ 2,531,000
Unrecognized compensation costs			$ 4,321,000									$ 3,354,000
Stock price (usd per share) | $ / shares	$ 11.50	$ 11.50					$ 11.50		$ 11.50
Trading days							20 days		20 days
Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense	$ 1,234,000	$ 2,445,000		$ 653,000	$ 676,000		$ 3,209,000	$ 1,414,000	$ 4,443,000	$ 2,067,000
Unrecognized compensation costs	9,550,000	10,801,000					$ 10,801,000		$ 9,550,000
Unrecognized cost, recognition period			2 years 4 months 13 days				2 years 6 months 3 days		2 years 3 months 14 days			2 years 25 days
RSAs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award requisite service period			3 years				3 years		3 years			3 years
Compensation expense	0	0					$ 2,741,000	$ 0	$ 2,741,000	$ 0		$ 2,741,000
Unrecognized cost, recognition period			10 years				10 years		10 years			10 years
Unvested shares outstanding (in shares) | shares												2,535,825
Unvested shares weighted average fair value (usd per share) | $ / shares												$ 1.08
Shares withheld for tax withholding obligation (in shares) | shares												771,141
Tax payment												$ 7,650,000
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense	1,895,000						$ 2,677,000		$ 4,594,000
Unrecognized compensation costs	$ 12,936,000	$ 14,068,000					$ 14,068,000		$ 12,936,000
Unrecognized cost, recognition period							2 years 3 months 29 days		1 year 11 months 23 days
Unvested shares weighted average fair value (usd per share) | $ / shares	$ 2.49	$ 2.43					$ 2.43		$ 2.49			$ 0
Number of Share Based Stock Type | share_type	2	2					2		2
Award vesting installments | installment	3	3					3		3
Stock Appreciation Rights (SARs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting installments | installment	3	3					3		3
Expiration period							10 years		10 years
Time Based RSU
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested shares outstanding (in shares) | shares	3,113,000	3,071,000					3,071,000		3,113,000			0
Time Based RSU | Employees and Other Service Providers
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period											3 years
Time Based RSU | Director
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period											1 year
Market Based RSU
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested shares outstanding (in shares) | shares	3,930,000	3,830,000					3,830,000		3,930,000			0
Vesting period											3 years
Vesting Component Triggering Event, Day | day	151								151
Phantom RSU
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting installments | installment	3	3					3		3
RSA Conditional
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense												$ 0	$ 0
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award requisite service period			2 years									2 years
Minimum | Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award requisite service period							2 years		2 years
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award requisite service period			5 years									5 years
Maximum | Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award requisite service period							5 years		5 years